Loss per share (Tables)	12 Months Ended
Dec. 31, 2023
Loss per share
Schedule of loss per share

	2023	2022
Net loss attributable to shareholders of the Company	(181,873)	(192,460)

Basic and diluted weighted average number of common shares outstanding	82,465,447	63,797,504

Net loss per share, basic and diluted	(2.21)	(3.02)